6. RISKS (Details 1) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,947	$ 2,177	$ 1,683	$ 1,269
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,830	1,876
Fixed interest rate | Argentinian pesos
Disclosure of detailed information about borrowings [line items]
Total borrowings	143	15
Fixed interest rate | US Dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,687	1,861
Floating interest rates
Disclosure of detailed information about borrowings [line items]
Total borrowings	74	239
Floating interest rates | Argentinian pesos
Disclosure of detailed information about borrowings [line items]
Total borrowings	10	108
Floating interest rates | US Dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	64	131
Non interest accrual
Disclosure of detailed information about borrowings [line items]
Total borrowings	43	62
Non interest accrual | Argentinian pesos
Disclosure of detailed information about borrowings [line items]
Total borrowings	17	30
Non interest accrual | US Dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 26	$ 32